SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

On May 20, 2016 the Group completed the acquisition of 100% equity interest in Beijing Bohui Clinic Co. Ltd. (“Beijing Bohui”) and Beijing Zhongpu Bohui Clinic Co. Ltd. (“Zhongpu Bohui”) with cash consideration of $5,375.

On June 6, 2016, the Group announced that its Board of Directors (the “Board”) received a preliminary non-binding proposal letter, dated June 6, 2016, from Shanghai Yunfeng Capital Management Ltd.(“Yunfeng Capital”), proposing a going-private transaction in which Yunfeng Capital would acquire all of the outstanding Class A common shares, Class C common shares and American depositary of the Company in an all-cash transaction for US$20.00 to US$25.00 per ADS or US$40.00 to US$50.00 per share.

On June 7, 2016, the Group’s special committee, which was formed by the Board of the Group on September 10, 2015 and consists of independent directors, was notified that Mr. Lee Zhang, Company's CEO and certain of his affiliated entities determined to withdraw from the founder buyer group and withdraw their prior going private proposal made on August 31, 2015.

On June 8, 2016, the special committee was also notified that Meinian Onehealth Healthcare (Group) Co., Ltd determined to withdraw from the Meinian buyer group and determined that it would not submit a binding offer for a going private transaction involving the Group.